Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Jul. 18, 2019	Jul. 03, 2019	Jul. 01, 2019	Jan. 16, 2018	Dec. 11, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Cash consideration						$ 4,267	$ 0
Ritz-Carlton Lake Tahoe
Subsequent Event [Line Items]
ERFP payments						$ 1,420
RED
Subsequent Event [Line Items]
Cash consideration				$ 220	$ 970
Voting interests acquired				80.00%
RED
Subsequent Event [Line Items]
Ownership by parent						80.00%		80.00%	0.00%
Subsequent Event | Bar Draught
Subsequent Event [Line Items]
Cash consideration			$ 250
Contingent consideration possible			$ 550
Voting interests acquired			55.00%
Subsequent Event | Ritz-Carlton Lake Tahoe | Braemar
Subsequent Event [Line Items]
ERFP payments		$ 8,900
Subsequent Event | RED
Subsequent Event [Line Items]
Cash consideration	$ 2,500
Fair value of Ashford Inc. common stock issued	$ 4,500
Equity interest issued (in shares)	135,366
Share price (in dollars per share)	$ 33.24
Estimated fair value	$ 4,500
Conditional repurchase price (in dollars per share)	$ 0.01
Subsequent Event | RED
Subsequent Event [Line Items]
Ownership by parent	84.00%